Share-Based Payments - Summary of Number of Options Outstanding (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ambev [member] | Brazil [Member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	72.5	88.0	99.8
Options forfeited during the year	(12.3)	(15.5)	(11.8)
Options outstanding at the end of December	60.2	72.5	88.0
AB InBev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	69.2	75.8	83.2
Options exercised during the year	(7.9)	0.0	(2.2)
Options forfeited during the year	(14.3)	(2.9)	(1.3)
Options lapsed during the year	(3.6)	(3.7)	(3.9)
Options outstanding at the end of December	43.4	69.2	75.8